Financial instruments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total nominal	R$ 742
Fair value, net	128	R$ 23
Swaps C R A [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 600
Interest rate per year	3.5388%
Maturity date	dec-2028
Fair value, net	R$ 98	13
Swaps C R A 1 [Member]
IfrsStatementLineItems [Line Items]
Total nominal	R$ 141
Interest rate per year	3.3742%
Maturity date	dec-2031
Fair value, net	R$ 30	R$ 10